Financial Instruments - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Percentage of accounts receivable from ten largest customers	79.00%	79.00%
Expected credit loss decrease increase	$ (3.3)	$ 1.1	$ 0.6
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Discount for lack of marketability percentage	10.00%	10.00%
Decrease in fair value due to lack of marketability increase by 1%	$ (51.4)	$ (39.0)
Percentage increase in the discount for lack of marketability	1.00%	1.00%
Equity Price Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(10.00%)	(10.00%)	(10.00%)
Assumed change in risk, monetary effect	$ (595.8)	$ (446.5)	$ (401.9)
Currency Risk [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	(10.00%)	(10.00%)	(10.00%)
Assumed change in risk, monetary effect	$ (1,435.3)	$ (897.7)	$ (2,137.3)
Currency Risk [member] | Other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk, monetary effect			$ (107.7)
Interest rate risk [member] | Fixed Income Securities [member]
Disclosure of detailed information about financial instruments [line items]
Assumed change in risk	1.00%	1.00%	1.00%
Assumed change in risk, monetary effect	$ (3,767.1)	$ (3,143.6)	$ (3,516.6)